Interest-Bearing Borrowings - Schedule of Pledge Assets (Details) - CNY (¥)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Pledge Assets [Line Items]
Pledged Assets	¥ 2,938,621,500	¥ 2,359,528,851
Loans principal, interest and financing service fee receivables [Member]
Schedule of Pledge Assets [Line Items]
Pledged Assets	2,760,756,311	2,163,917,080
Office buildings [Member]
Schedule of Pledge Assets [Line Items]
Pledged Assets	1,347,933,178	151,111,771
Real estate property [Member]
Schedule of Pledge Assets [Line Items]
Pledged Assets	¥ 43,071,871	¥ 44,500,000